INCOME TAXES, Summary (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
INCOME TAXES [Abstract]
Income tax penalties and interest accrued	$ 0
Estimated annual effective tax rate	16.50%
Minimum effective tax rate	15.00%
Accumulated net operating loss carryforwards	$ 12,260,000	$ 3,730,000
Uncertain tax positions	$ 0	$ 0